General (Details) $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ₪ / shares	Dec. 31, 2021 USD ($)
General (Textual)
Aggregate of ordinary shares | ₪ / shares		₪ 40
Accumulated deficit | $	$ (70,103)		$ (51,965)